Average Annual Total Returns	12 Months Ended
	Dec. 31, 2025		Dec. 31, 2025
S&P 500 Index (reflects no deductions for fees and expenses)
Prospectus [Line Items]
Average Annual Return, Percent	17.88%	[1],[2]	17.88%
S&P 500 Pure Growth Index (reflects no deductions for fees and expenses)
Prospectus [Line Items]
Average Annual Return, Percent	13.75%	[1]	13.75%
Indexperts Gorilla Aggressive Growth ETF [Member]
Prospectus [Line Items]
Average Annual Return, Percent	15.59%	[1]	15.59%
Performance Inception Date	Dec. 31, 2024
Indexperts Gorilla Aggressive Growth ETF [Member] | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	15.55%	[1]	15.55%
Indexperts Gorilla Aggressive Growth ETF [Member] | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	9.23%	[1]	9.23%
Indexperts Quality Earnings Focused ETF [Member]
Prospectus [Line Items]
Average Annual Return, Percent	8.03%	[2]	8.03%
Performance Inception Date	Dec. 31, 2024
Indexperts Quality Earnings Focused ETF [Member] | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	7.65%	[2]	7.65%
Indexperts Quality Earnings Focused ETF [Member] | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	4.75%	[2]	4.75%

[1]	The Fund commenced operations on December 31, 2024.
[2]	The Fund commenced operations on December 31, 2024.